[COHEN & STEERS LETTERHEAD]

July 19, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cohen & Steers Dividend Value Fund, Inc.
Securities Act File No. 333-120338; Investment Company Act File No. 811-21668

Ladies and Gentlemen:

On behalf of Cohen & Steers Dividend Value Fund, Inc. (the “Fund”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Fund’s Prospectus, dated July 1, 2011, as filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on June 30, 2011.

Any questions or comments on this filing should be directed to the undersigned at 212-796-9373.

Very truly yours,

s/Erik Barrios

Erik Barrios